LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
Disclosure of finance lease and operating lease by lessee [text block]

	2017	2016
Beginning balance at January 1	$15,946	$13,862
Additions(1)	—	24,531
Payments(2)	(9,456)	(22,468)
Accrued interest	451	559
Foreign exchange gain (loss)	813	(538)
Ending balance at December 31	$7,754	$15,946

(1)	2016 additions include $16,589 related to finance leases acquired as a result of the Lake Shore Gold business combination on April 1, 2016 and $7,942 in other additions.

(2)	2016 Payments include $10,420 for the retirement of the La Ramada sale-leaseback.

	December 31, 2017	December 31, 2016
Current portion	$6,146	$8,696
Non-current portion	1,608	7,250
	$7,754	$15,946